ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

	June 30, 2021	December 31, 2020
	(Unaudited)
Accrued interest	$144,440	$133,215
Accrued operating expenses (i)	748,443	296,156
Total	$892,883	$429,371

(i)	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations under the current Kruh Block Joint Operation Partnership with Pertamina, the Indonesian state-owned oil and gas company (“Pertamina”), which runs until May 2030 (the “KSO”).

Accrued expenses are comprised as follows:
	As of December 31,
	2020	2019
Accrued interest	$133,215	$106,563
Accrued operating expenses	296,156	469,823
Total	$429,371	$576,386